Significant Accounting Policies (Details Narrative) (USD $)	0 Months Ended	12 Months Ended
	Oct. 15, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
FDIC Insured balances per depositor		$ 250,000
Derivative instruments qualifying as cash flow hedges discounted rate		10.00%
Impairment of oil and gas properties		16,380,166	12,848,677	1,162,545
Depreciation expense		(24,303)	(60,465)	(152,720)
Percentage of change in foreign exchange rates		1.00%	1.00%
Loss on foreign exchange rates		1,000	2,425	2,570
Penalties and interest incurred		32,000
Outstanding penalties and interest paid	10,000
Excluded common share equivalents		117,759,023	120,309,640	81,062,750
Loss from operations decreased reclassified to other income		10,028,674	(10,804,706)	(921,318)
Missouri [Member]
Impairment of oil and gas properties		$ (15,218,009)	$ (9,066,590)
Minimum [Member]
Estimated useful lives of property and equipment		3 years
Maximum [Member]
Estimated useful lives of property and equipment		5 years